Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2025-1
Statement to Securityholders
Determination Date: August 12, 2026

Payment Date	8/17/2026
Collection Period Start	7/1/2026
Collection Period End	7/31/2026
Interest Period Start	7/15/2026
Interest Period End	8/16/2026

Cut-Off Date Net Pool Balance	$1,456,229,893.76
Cut-Off Date Adjusted Pool Balance	$1,431,844,216.07

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Nov-26
Class A-2a Notes	$214,006,962.77	$24,514,622.66	$189,492,340.11	0.641912	Jan-29
Class A-2b Notes	$149,050,919.87	$17,073,869.98	$131,977,049.89	0.641912	Jan-29
Class A-3 Notes	$501,800,000.00	$—	$501,800,000.00	1.000000	Jul-30
Class A-4 Notes	$98,460,000.00	$—	$98,460,000.00	1.000000	Feb-31
Class B Notes	$14,310,000.00	$—	$14,310,000.00	1.000000	Mar-31
Class C Notes	$14,310,000.00	$—	$14,310,000.00	1.000000	Apr-31
Class D Notes	$14,310,000.00	$—	$14,310,000.00	1.000000	Jan-32
Total Notes	$1,006,247,882.64	$41,588,492.64	$964,659,390.00

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,027,605,735.36	$985,338,960.78	0.676637
YSOC Amount	$17,778,242.18	$17,099,960.24
Adjusted Pool Balance	$1,009,827,493.18	$968,239,000.54
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,579,610.54	$3,579,610.54
Reserve Account Balance	$3,579,610.54	$3,579,610.54

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	3.92500%	ACT/360	$—
Class A-2a Notes	$214,006,962.77	3.88000%	30/360	$691,955.85
Class A-2b Notes	$149,050,919.87	3.95539%	ACT/360	$540,424.97
Class A-3 Notes	$501,800,000.00	3.85000%	30/360	$1,609,941.67
Class A-4 Notes	$98,460,000.00	3.92000%	30/360	$321,636.00
Class B Notes	$14,310,000.00	4.23000%	30/360	$50,442.75
Class C Notes	$14,310,000.00	4.43000%	30/360	$52,827.75
Class D Notes	$14,310,000.00	4.87000%	30/360	$58,074.75
Total Notes	$1,006,247,882.64			$3,325,303.74

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,027,605,735.36	$985,338,960.78
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,009,827,493.18	$968,239,000.54
Number of Receivables Outstanding	60,232	58,918
Weighted Average Contract Rate	7.26%	7.26%
Weighted Average Remaining Term (months)	47.8	46.9

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$6,241,298.49
Principal Collections	$41,907,958.55
Liquidation Proceeds	$160,071.10
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$48,309,328.14
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$48,309,328.14

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$856,338.11	$856,338.11	$—	$—	$47,452,990.03
Interest - Class A-1 Notes	$—	$—	$—	$—	$47,452,990.03
Interest - Class A-2a Notes	$691,955.85	$691,955.85	$—	$—	$46,761,034.18
Interest - Class A-2b Notes	$540,424.97	$540,424.97	$—	$—	$46,220,609.21
Interest - Class A-3 Notes	$1,609,941.67	$1,609,941.67	$—	$—	$44,610,667.54
Interest - Class A-4 Notes	$321,636.00	$321,636.00	$—	$—	$44,289,031.54
First Allocation of Principal	$—	$—	$—	$—	$44,289,031.54
Interest - Class B Notes	$50,442.75	$50,442.75	$—	$—	$44,238,588.79
Second Allocation of Principal	$9,388,882.10	$9,388,882.10	$—	$—	$34,849,706.69
Interest - Class C Notes	$52,827.75	$52,827.75	$—	$—	$34,796,878.94
Third Allocation of Principal	$14,310,000.00	$14,310,000.00	$—	$—	$20,486,878.94
Interest - Class D Notes	$58,074.75	$58,074.75	$—	$—	$20,428,804.19
Fourth Allocation of Principal	$14,310,000.00	$14,310,000.00	$—	$—	$6,118,804.19
Reserve Account Deposit Amount	$—	$—	$—	$—	$6,118,804.19
Regular Principal Distribution Amount	$3,579,610.54	$3,579,610.54	$—	$—	$2,539,193.65
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,539,193.65
Remaining Funds to Certificates	$2,539,193.65	$2,539,193.65	$—	$—	$—
Total	$48,309,328.14	$48,309,328.14	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$17,778,242.18
Increase/(Decrease)	$(678,281.94)
Ending YSOC Amount	$17,099,960.24

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,009,827,493.18	$968,239,000.54
Note Balance	$1,006,247,882.64	$964,659,390.00
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,579,610.54	$3,579,610.54
Target Overcollateralization Amount	$3,579,610.54	$3,579,610.54
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,579,610.54
Beginning Reserve Account Balance	$3,579,610.54
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,579,610.54

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.04%	30	$358,816.03
Liquidation Proceeds of Defaulted Receivables[2]	0.02%	74	$160,071.10
Monthly Net Losses (Liquidation Proceeds)			$198,744.93
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.13%
Second Preceding Collection Period			0.28%
Preceding Collection Period			0.18%
Current Collection Period			0.24%
Four-Month Average Net Loss Ratio			0.21%
Cumulative Net Losses for All Periods			$1,351,357.30
Cumulative Net Loss Ratio			0.09%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.11%	50	$1,097,993.16
60-89 Days Delinquent	0.03%	17	$336,893.78
90-119 Days Delinquent	0.01%	6	$133,613.66
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.16%	73	$1,568,500.60

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		7	$127,080.04
Total Repossessed Inventory		12	$231,441.21

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		23	$470,507.44
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.04%
Second Preceding Collection Period			0.03%
Preceding Collection Period			0.04%
Current Collection Period			0.05%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of July 2026.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.89	0.09%	41	0.07%